Share-Based and Other Compensation Plans - Time Based Restricted Stock Units Activity (Detail) (Time Based Restricted Stock Units RSU [Member], USD $)
In Millions, except Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Time Based Restricted Stock Units RSU [Member]
Number of units
Outstanding, beginning of year	817,000
Granted	3,067,000
Vested	446,000
Forfeited	88,000
Outstanding, end of year	3,350,000	817,000
Weighted Average grant date fair value
Outstanding, beginning of year	$ 20.15
Granted	$ 17.45	$ 20.13	$ 0.00
Vested	$ 20.06
Forfeited	$ 18.49
Outstanding, end of year	$ 17.73	$ 20.15
Weighted Average remaining contractual term
Outstanding, end of year	2 years 6 months
Aggregate intrinsic value
Outstanding, end of year	$ 58.2